Label	Element	Value
Victory Special Value Fund
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Supplement [Text Block]	ck0000802716_SupplementTextBlock

The Victory Portfolios

Dividend Growth

Special Value Fund

Supplement dated February 12, 2015 to the

Prospectus dated April 11, 2014

This Supplement supersedes the Supplement dated November 21, 2014 in its entirety.  Shareholders of the Special Value Fund, a series of The Victory Portfolios (“Trust”), are hereby notified that the previously announced reorganization of the Special Value Fund into the Dividend Growth Fund, another series of the Trust, has been cancelled.  Effective immediately, the Special Value Fund is reopened to new shareholder accounts.

The Board of Trustees of The Victory Portfolios (“Trust”) has approved a Plan of Liquidation (“Plan”) relating to the Dividend Growth Fund, a series of the Trust. It is anticipated that the Dividend Growth Fund will liquidate on April 24, 2015. Any remaining shareholders on the date of liquidation will receive a distribution of their remaining investment value in full liquidation of the Dividend Growth Fund.

Effective February 20, 2015, the Dividend Growth Fund is closed to new shareholder accounts. The Dividend Growth Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders, including from participants in group retirement plans that currently hold shares of the Dividend Growth Fund and customers of certain other financial intermediaries that maintain omnibus accounts with the Dividend Growth Fund.

In addition, the Prospectus is being revised to reflect the following changes in the investment strategy and portfolio managers of the Dividend Growth Fund and Special Value Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	Victory Special Value Fund
Strategy [Heading]	rr_StrategyHeading	1. The following paragraphs replace in their entirety the first three paragraphs under “Principal Investment Strategy” on page 16 of the Prospectus:
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The Fund pursues its investment objective by investing, under normal circumstances, in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the near future, with consideration for companies that have increased their dividends over time. The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts (ADRs and GDRs). The Adviser looks primarily for companies whose stock is trading at prices below what the Adviser believes represent their true value.

The Fund will invest primarily in securities of large cap companies, but may also invest in securities of mid cap companies.

The Adviser employs both a top-down and bottom-up methodology to construct a diversified portfolio that avoids excessive sector and security concentrations. The Adviser pursues investments that it believes are statistically cheap or intrinsically undervalued given growth prospects, while trying to identify the presence of a catalyst for future growth (e.g., acquisition, new products, economic cycle or management change).  The Adviser may sell a security if it believes the price objective for the stock has been reached, if more attractive opportunities are identified, or if the fundamentals of the company deteriorate.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.